CONSOLIDATED STATEMENTS OF CHANGES IN EQUITY - CAD CAD in Millions	Total Enbridge Inc. shareholders' equity	Preference shares	Common shares	Additional paid-in capital	Retained earnings	Accumulated other comprehensive income/(loss) (Note 24)	Reciprocal shareholding	Noncontrolling interests (Note 20)	Comprehensive income/(loss)	Total
Balance at Dec. 31, 2012		CAD 3,707	CAD 4,732	CAD 522	CAD 3,173	CAD (1,762)	CAD (126)	CAD 3,258
Increase (Decrease) in Stockholders' Equity
Shares issued		1,434	582
Dividend reinvestment and share purchase plan			361
Stock-based compensation				28
Options exercised			69	(17)
Issuance of treasury stock				208			40
Dilution gains and other				5
Earnings attributable to Enbridge Inc.					629					CAD 629
Preference share dividends					(183)
Common share dividends declared					(1,035)
Dividends paid to reciprocal shareholder					19
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 20)					(53)					CAD 53
Other comprehensive income attributable to Enbridge Inc. common shareholders						1,163
Earnings/(loss) attributable to noncontrolling interests								(111)	CAD (111)
Change in unrealized gains/(loss) on cash flow hedges								166	166
Change in foreign currency translation adjustment								223	223
Reclassification to earnings of realized cash flow hedges								4	4
Reclassification to earnings of unrealized cash flow hedges								14	14
Other comprehensive income/(loss) attributable to noncontrolling interests								407	407
Comprehensive loss attributable to noncontrolling interests								296	296
Distributions (Note 20)								(468)
Contributions (Note 20)								922
Other								6
Dividends paid per common share (in Canadian dollars per share)										CAD 1.26
Balance at Dec. 31, 2013	CAD 13,496	5,141	5,744	746	2,550	(599)	(86)	4,014		CAD 17,510
Increase (Decrease) in Stockholders' Equity
Shares issued		1,374	446
Dividend reinvestment and share purchase plan			428
Stock-based compensation				31
Options exercised			51	(14)
Issuance of treasury stock				22			3
Dilution gains and other				5
Earnings attributable to Enbridge Inc.					1,405					1,405
Preference share dividends					(251)
Common share dividends declared					(1,177)
Dividends paid to reciprocal shareholder					17
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 20)					(973)					CAD 973
Other comprehensive income attributable to Enbridge Inc. common shareholders						164
Earnings/(loss) attributable to noncontrolling interests								214	214
Change in unrealized gains/(loss) on cash flow hedges								(192)	(192)
Change in foreign currency translation adjustment								146	146
Reclassification to earnings of realized cash flow hedges								18	18
Reclassification to earnings of unrealized cash flow hedges								77	77
Other comprehensive income/(loss) attributable to noncontrolling interests								49	49
Comprehensive loss attributable to noncontrolling interests								263	263
Distributions (Note 20)								(535)
Contributions (Note 20)								212
Acquisitions - Magic Valley and Wildcat wind farms (Note 6)								351
Enbridge Energy Partners, L.P. equity restructuring (Note 20)				1,601				(2,330)
Transfer of interest to Enbridge Income Fund				176
Drop down of interest to Midcoast Energy Partners, L.P. (Note 20)				(18)				39
Other								1
Dividends paid per common share (in Canadian dollars per share)										CAD 1.40
Balance at Dec. 31, 2014	16,786	6,515	6,669	2,549	1,571	(435)	(83)	2,015		CAD 18,801
Increase (Decrease) in Stockholders' Equity
Dividend reinvestment and share purchase plan			646
Stock-based compensation				35
Options exercised			76	(19)
Dilution gain on Enbridge Income Fund issuance of trust units (Note 20)				355
Dilution gain on Enbridge Income Fund equity investment (Note 20)				132
Dilution loss on Enbridge Income Fund indirect equity investment (Note 20)				(5)
Dilution gains and other				36
Earnings attributable to Enbridge Inc.					251					251
Preference share dividends					(288)
Common share dividends declared					(1,596)
Dividends paid to reciprocal shareholder					22
Reversal of cumulative redemption value adjustment attributable to Enbridge Commercial Trust (Note 20)					541
Redemption value adjustment attributable to redeemable noncontrolling interests (Note 20)					(359)					CAD 359
Other comprehensive income attributable to Enbridge Inc. common shareholders						2,067
Earnings/(loss) attributable to noncontrolling interests								(407)	(407)
Change in unrealized gains/(loss) on cash flow hedges								161	161
Change in foreign currency translation adjustment								273	273
Reclassification to earnings of realized cash flow hedges								(236)	(236)
Reclassification to earnings of unrealized cash flow hedges								(83)	(83)
Other comprehensive income/(loss) attributable to noncontrolling interests								115	115
Comprehensive loss attributable to noncontrolling interests								(292)	CAD (292)
Distributions (Note 20)								(680)
Contributions (Note 20)								615
Dilution loss								(53)
Drop down of interest to Enbridge Energy Partners, L.P. (Note 20)				218				(304)
Other								(1)
Dividends paid per common share (in Canadian dollars per share)										CAD 1.86
Balance at Dec. 31, 2015	CAD 18,898	CAD 6,515	CAD 7,391	CAD 3,301	CAD 142	CAD 1,632	CAD (83)	CAD 1,300		CAD 20,198